Note 1 - Reporting Entity	12 Months Ended
Oct. 31, 2025
Statement Line Items [Line Items]
Disclosure of notes and explanatory information [text block]
1.	Reporting entity:

In Canada, VersaBank (the “Bank”) operates as a Schedule I bank under the Bank Act (Canada) and is regulated by the Office of the Superintendent of Financial Institutions Canada (“OSFI”). Following its acquisition of Stearns Bank Holdingford N.A. and renaming it VersaBank USA N.A. (“VersaBank USA”), on August 30, 2024, in the United States, the Bank, through its wholly owned subsidiary, VersaBank USA, holds a national Office of the Comptroller of the Currency (“OCC”) charter and is regulated by the OCC (note 26). The Bank, whose shares trade on the Toronto Stock Exchange and Nasdaq, provides primarily commercial lending and banking services to select niche markets in Canada and the United States as well as cybersecurity services through the operations of its wholly owned subsidiary DRT Cyber Inc., (“DRTC”). The Bank is incorporated and domiciled in Canada, and maintains its registered office at Suite 2002, 140 Fullarton Street, London, Ontario, Canada, N6A 5P2.